Other Current Liabilities (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2015	Mar. 31, 2014
Other current liabilities
Accounts payable for property, plant and equipment	¥ 7,989	¥ 9,857
Advances received	7,813	7,152
Income taxes payable	6,039	4,557
Product warranty liabilities	3,887	2,701
Other	12,162	9,018
Other current liabilities	¥ 37,890	¥ 33,285